SUBSEQUENT EVENTS (Details)	1 Months Ended			4 Months Ended	12 Months Ended
	Apr. 30, 2025 USD ($)	Feb. 28, 2025 USD ($) MW shares	Jan. 31, 2025 USD ($)	Apr. 21, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Apr. 13, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Borrowings, maturity period	24-month term
Number of awards granted (in shares) | shares					4,443,000	1,658,000	1,198,000
Exercise price (in dollars per share) | $ / shares					$ 5.6	$ 4.58	$ 3.5
Borrowings						$ 22,618,000
Net proceeds					$ 485,108,000	$ 9,494,000	$ 0
Class A Ordinary Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of shares repurchased, under stock repurchase program (in shares) | shares					145,762	606,756
Number of shares issued (in shares) | shares					6,130,708	5,436,385		4,384,796,703
Subsequent Events [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Financing facility amount			$ 17,000,000
Amount withdrawn from financing facility			$ 17,000,000
Borrowings, maturity period			September 5, 2025
Interest rate			10.22%
Subsequent Events [Member] | Convertible Debt [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Borrowings		$ 2,000
Shares issued upon conversion of debt (in shares) | shares		247
Subsequent Events [Member] | Class A Ordinary Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of shares repurchased, under stock repurchase program (in shares) | shares		790,000		1,056,500
Payments for repurchase of ordinary shares		$ 9,100,000		$ 12,000,000
Number of shares issued (in shares) | shares				6,076,388
Net proceeds				$ 118,800,000
Subsequent Events [Member] | Class A Ordinary Shares [Member] | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Authorized amount for share repurchase of ordinary shares		$ 20,000,000
Subsequent Events [Member] | 2023 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of awards granted (in shares) | shares				900,000
Number of shares for each award (in shares) | shares				1
Exercise price (in dollars per share) | $ / shares				$ 21.67
Share award expiration period				10 years
Subsequent Events [Member] | 2023 Share Incentive Plan [Member] | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Vesting period				5 years
Major Ordinary Share Transactions [Member] | 2023 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Exercise price (in dollars per share) | $ / shares				$ 0.01
Major Borrowings [Member] | Matrixport group [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Borrowings				$ 43,000,000
Undrawn borrowing facilities	$ 200,000,000
Major Borrowings [Member] | Matrixport group [Member] | Floating interest rate [member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Interest rate	9.00%
Alberta Limited [Member] | Subsequent Events [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Percent of equity interests acquired		100.00%
Capacity | MW		101
Total consideration		$ 21,700,000